Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other operating expenses.
Summary of other operating expenses

	Years Ended December 31,
in €‘000	2025	2024	2023
Legal and other consulting expenses	73,328	29,912	28,778
Software-as-a Service and similar rights	23,115	20,398	17,614
Travel expenses	10,992	10,082	8,742
Marketing expenses	9,849	9,193	7,830
Insurance	2,953	4,342	6,618
Office expenses	5,109	5,403	5,082
Telecommunication and IT expenses	2,537	2,891	4,994
Other external and administrative costs	18,132	11,316	9,785
Total	146,015	93,537	89,443